INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Inventories
Goods in transit	$ 5,618,540	$ 3,620,606
Supplies	22,546,093	24,893,187
Agricultural products	15,015,884	28,436,830
Inventories	125,929,768	140,426,975
Net of agricultural products	110,913,884	111,990,145
Inventory recognized as expense	255,600,000	200,200,000	$ 190,300,000
Seeds
Inventories
Inventories	5,967,231	1,542,159
Resale products
Inventories
Inventories	53,788,333	58,544,931
Manufactured products
Inventories
Inventories	26,081,250	25,881,761
Allowance for obsolescences
Inventories
Inventories	$ (3,087,563)	$ (2,492,499)